Loans payable - Components (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Aug. 05, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loans payable
Loan payable, beginning of period		$ 29,844	$ 13,624	$ 13,624
Contributions				16,786
Payments		(20,000)	(23)
Interest and final fee on Venture Loan		1,808
Foreign exchange (gain) loss		(1,948)		(167)
Loan payable, end of period		29,527		29,844	$ 13,624
Discount
Discount, beginning of period		(17,391)	(11,948)	(11,948)
Additional contribution discount		(130)		(7,167)
Interest expense		1,902		1,728
Foreign exchange (gain) loss		1,236		(4)
Total discount, end of period		(14,383)		(17,391)	(11,948)
Short-term portion		2,232		220
Long-term portion		12,912		12,233
Total loans payable		15,144		12,453
Directors And Officers Insurance Financing [Member] | Notes Payable, Other Payables [Member]
Loans payable
Contributions		2,893
Discount
Total loans payable		2,000
Venture Loan [Member] | Notes Payable, Other Payables [Member]
Loans payable
Contributions		20,000
Payments	$ (21,800)	(21,808)
Other Loans [Member] | Notes Payable, Other Payables [Member]
Loans payable
Payments		(1,262)		(399)
DWave System [Member]
Loans payable
Loan payable, beginning of period		29,844	13,624	13,624	5,555
Contributions				16,786	11,661
Payments				(31)
Payments				(399)	0
TPC debt forgiveness				0	(3,873)
Foreign exchange (gain) loss				(167)	281
Loan payable, end of period				29,844	13,624
Discount
Discount, beginning of period		$ (17,391)	$ (11,948)	(11,948)	0
Additional contribution discount				(7,167)	(11,199)
Interest expense				1,728	232
Foreign exchange (gain) loss				(4)	(233)
Total discount, end of period				(17,391)	(11,948)
Short-term portion				220	355
Long-term portion				12,233	1,321
Total loans payable				12,453	1,676
DWave System [Member] | TPC Loan [Member]
Loans payable
TPC debt forgiveness					(3,900)
Discount
Additional contribution discount				$ 0	$ (748)